787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

August 12, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock LifePath® Active Retirement Fund, BlackRock LifePath® Active 2020 Fund,

BlackRock LifePath® Active 2025 Fund, BlackRock LifePath® Active 2030 Fund,

BlackRock LifePath® Active 2035 Fund, BlackRock LifePath® Active 2040 Fund,

BlackRock LifePath® Active 2045 Fund, BlackRock LifePath® Active 2050 Fund,

BlackRock LifePath® Active 2055 Fund, each a series of BlackRock Funds II

(File No. 333-142592 and File No. 811-22061)

Ladies and Gentlemen:

On behalf of each of the funds listed above (each, a “Fund” and collectively, the “Funds”) and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated July 29, 2015, to the Prospectuses, dated February 27, 2015, for the Funds. The purpose of the filing is to submit the 497 filing dated July 29, 2015 in XBRL for the Funds.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8813.

Very truly yours,

/s/ Diana Huffman
Diana Huffman

Enclosures

cc: Benjamin Archibald, Esq., BlackRock Advisors, LLC